Materials, energy and consumables used - Other commitment (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Purchase commitments
Purchase commitments	R 198,924	R 141,863	R 140,005
ORYX GTL
Purchase commitments
Off-take agreements	2,116	1,748
Oxygen supply agreements for Secunda Operations
Purchase commitments
Off-take agreements	R 86,528	85,013
Air Liquide
Purchase commitments
Agreement term (in years)	15 years
Investment In Republic Of Mozambique Pipeline Investment Company Pty Ltd Rompco [Member]
Purchase commitments
Purchase commitments	R 25,400
Previously reported
Purchase commitments
Purchase commitments		131,992	129,846
Revision
Purchase commitments
Purchase commitments		9,871	10,159
Within one year
Purchase commitments
Purchase commitments	50,642	28,603	23,782
One to five years
Purchase commitments
Purchase commitments	67,042	39,977	36,092
More than five years
Purchase commitments
Purchase commitments	R 81,240	R 73,283	R 80,131